3 Application of critical estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2020
Application Of Critical Estimates And Judgments
Schedule of useful life of assets

The useful lives applied to the assets determined the following average (%) depreciation and amortization rates, using the straight-line method:

	2020	2019
Buildings and improvements	2.82	6.23
Machinery, equipment and installations	6.31	7.04
Furniture and fixtures	10.03	10.02
IT equipment	20.23	20.60
Lab equipment	9.57	9.52
Security equipment	9.54	9.39
Vehicles	18.89	18.88
Other	13.55	15.72